May 01, 2017

ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

AST Advanced Strategies Portfolio

AST AQR Large-Cap Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Mid-Cap Growth Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Western Asset Core Plus Bond Portfolio

Supplement dated June 26, 2017 to the

Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the above listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust Prospectus.

A.	AST Academic Strategies Asset Allocation Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Academic Strategies Asset Allocation Portfolio are revised as follows, effective July 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST Academic Strategies Asset Allocation Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.64%
+Distribution and/or Service Fees (12b-1 Fees)		0.11%
+Other Expenses		0.09%
Dividend Expenses on Short Sales	0.06%
Remainder of Other Expenses	0.03%
+Acquired Fund Fees & Expenses		0.63%
=Total Annual Portfolio Operating Expenses		1.47%
-Fee Waiver and/or Expense Reimbursement		-0.01%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)		1.46%

(1) The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and Summary Section of the Prospectus relating to the AST Academic Strategies Asset Allocation Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Academic Strategies Asset Allocation	$149	$464	$802	$1,757

B.	AST Advanced Strategies Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Advanced Strategies Portfolio are revised as follows, effective June 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST Advanced Strategies Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.64%
+Distribution and/or Service Fees (12b-1 Fees)	0.24%
+Other Expenses	0.03%
+Acquired Fund Fees & Expenses	0.04%
=Total Annual Portfolio Operating Expenses	0.95%
-Fee Waiver and/or Expense Reimbursement	-0.02%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.93%

(1) The Manager has contractually agreed to waive 0.017% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.001% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

C.	AST AQR Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST AQR Large-Cap Portfolio are revised as follows, effective July 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST AQR Large-Cap Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
=Total Annual Portfolio Operating Expenses	0.82%
-Fee Waiver and/or Expense Reimbursement	-0.09%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.73%

(1) The Manager has contractually agreed to waive 0.091% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST AQR Large-Cap Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AQR Large-Cap	$75	$253	$446	$1,005

D.	AST ClearBridge Dividend Growth Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST ClearBridge Dividend Growth Portfolio are revised as follows, effective July 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST ClearBridge Dividend Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.66%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+ Acquired Fund Fees & Expenses	0.01%
=Total Annual Portfolio Operating Expenses	0.94%
-Fee Waiver and/or Expense Reimbursement	-0.06%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.88%

(1) The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST ClearBridge Dividend Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST ClearBridge Dividend Growth	$90	$294	$514	$1,149

E.	AST Cohen & Steers Realty Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Cohen & Steers Realty Portfolio are revised as follows, effective July 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST Cohen & Steers Realty Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.82%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	1.10%
-Fee Waiver and/or Expense Reimbursement	-0.06%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.04%

(1) The Manager has contractually agreed to waive 0.06% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST Cohen & Steers Realty Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty	$106	$344	$600	$1,335

F.	AST Goldman Sachs Mid-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Goldman Sachs Mid-Cap Growth Portfolio are revised as follows, effective July 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST Goldman Sachs Mid-Cap Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.82%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
=Total Annual Portfolio Operating Expenses	1.08%
-Fee Waiver and/or Expense Reimbursement	-0.10%
+Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.98%

(1) The Manager has contractually agreed to waive 0.10% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST Goldman Sachs Mid-Cap Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Mid-Cap Growth	$100	$334	$586	$1,308

G.	AST Goldman Sachs Multi-Asset Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Goldman Sachs Multi-Asset Portfolio are revised as follows, effective July 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.08%
+Acquired Fund Fees and Expenses	0.02%
=Total Annual Portfolio Operating Expenses	1.11%
-Fee Waiver and/or Expense Reimbursement	-0.15%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.96%

(1) The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.113% of its investment management fee through June 30, 2018. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive in all cases of taxes, including stamp duty tax paid on foreign securities transactions, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.94% of the Portfolio's average daily net assets through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The Manager has contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.

H.	AST T. Rowe Price Asset Allocation Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST T. Rowe Price Asset Allocation Portfolio are revised as follows, effective June 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST T. Rowe Price Asset Allocation Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.62%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	0.89%
-Fee Waiver and/or Expense Reimbursement	-0.01%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.88%

(1) The Manager has contractually agreed to waive 0.004% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.005% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST T. Rowe Price Asset Allocation Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Asset Allocation	$90	$283	$492	$1,095

I.	AST T. Rowe Price Growth Opportunities Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST T. Rowe Price Growth Opportunities Portfolio are revised as follows, effective June 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST T. Rowe Price Growth Opportunities Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.10%
=Total Annual Portfolio Operating Expenses	1.07%
-Fee Waiver and/or Expense Reimbursement	-0.01%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.06%

(1) The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.007% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST T. Rowe Price Growth Opportunities Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Growth Opportunities	$108	$339	$589	$1,305

J.	AST T. Rowe Price Large-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST T. Rowe Price Large-Cap Growth Portfolio are revised as follows, effective June 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST T. Rowe Price Large-Cap Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	0.96%
-Fee Waiver and/or Expense Reimbursement	-0.04%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.92%

(1) The Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.026% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST T. Rowe Price Large-Cap Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Large-Cap Growth	$94	$302	$527	$1,174

K.	AST T. Rowe Price Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST T. Rowe Price Large-Cap Value Portfolio are revised as follows, effective June 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST T. Rowe Price Large-Cap Value Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	0.96%
-Fee Waiver and/or Expense Reimbursement	-0.07%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.89%

(1) The Manager has contractually agreed to waive 0.061% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.006% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST T. Rowe Price Large-Cap Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Large-Cap Value	$91	$299	$524	$1,172

L.	AST T. Rowe Price Natural Resources Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST T. Rowe Price Natural Resources Portfolio are revised as follows, effective June 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST T. Rowe Price Natural Resources Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.73%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.05%
=Total Annual Portfolio Operating Expenses	1.03%
-Fee Waiver and/or Expense Reimbursement	-0.01%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.02%

(1) The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.01% of its investment management fee through June 30, 2018. These arrangements may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST T. Rowe Price Natural Resources Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST T. Rowe Price Natural Resources	$104	$327	$568	$1,259

M.	AST Western Asset Core Plus Bond Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Western Asset Core Plus Bond Portfolio are revised as follows, effective July 1, 2017:

I.	The following table hereby replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST Western Asset Core Plus Bond Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.51%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	0.78%
-Fee Waiver and/or Expense Reimbursement	-0.03%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.75%

(1) The Manager has contractually agreed to waive 0.032% of its investment management fee through June 30, 2018. This arrangement may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus and the Summary Section of the Prospectus relating to the AST Western Asset Core Plus Bond Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Core Plus Bond	$77	$246	$430	$963